Other non-current assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other non-current assets
17.	Other non-current assets

	2017	2016
Prepaid expenses	197,431	183,029
Receivables from the Public Administration	72,848	72,848
Deposits and guarantees given	23,999	29,201
VAT receivable	4,429	28,772
Advances given for property, plant and equipment	12,078	217,658
Others	45,835	43,726

	356,620	575,234